INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Current provision (benefit) for income taxes:
U.S. Federal	$ 97	$ (988)	$ (4,116)
U.S. State	(74)	265	(120)
Non-U.S.	8,569	4,939	5,738
Total current provision for income taxes	8,592	4,216	1,502
Deferred provision (benefit) for income taxes:
U.S. Federal	24	(1,422)	(199)
U.S. State	303	(101)	(52)
Non-U.S.	(2,190)	171	(2,865)
Total deferred benefit for income taxes	(1,863)	(1,352)	(3,116)
Total provision (benefit) for income taxes	$ 6,729	$ 2,864	$ (1,614)